Revenue	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Revenue

24. Revenue

A. Contract assets and Contract liabilities
The following table presents the changes in contract assets balance:
	As at March 31,
	2024		2025
Balance at the beginning of the year	₹	23,001	₹	19,854
Amount reclassified to receivables pertaining to fixed price development contracts on completion of milestones		(18,139)		(14,730)
Increase due to revenue recognized during the year		14,896		10,617
Translation adjustment		96		54
Balance at the end of the year	₹	19,854	₹	15,795

The following table presents the changes in contract liabilities balance:
	As at March 31,
	2024		2025
Balance at the beginning of the year	₹	22,682	₹	17,653
Revenue recognized from opening balance of contract liabilities		(19,815)		(14,695)
Increase due to invoicing during the year		14,761		17,036
Translation adjustment		25		69
Balance at the end of the year	₹	17,653	₹	20,063

Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.

B.
Remaining performance obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes contract liabilities and amounts that will be invoiced and recognized as revenue in future periods. Applying the practical expedient, the Company has not disclosed its right to consideration from customers in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date, which are contracts invoiced on time and material basis and volume based.

As at March 31, 2023, 2024 and 2025, the aggregate amount of the Transaction Price allocated to remaining performance obligations, other than those meeting the exclusion criteria above, were ₹ 317,612, ₹ 318,756 and ₹ 364,937, respectively, of which approximately 66% is expected to be recognized as revenues within two years, and the remainder thereafter. This includes contracts with a substantive enforceable termination penalty if the contract is terminated without cause by the customer, based on an overall assessment of the contract carried out at the time of inception. Historically, customers have not terminated contracts without cause.

C.
Disaggregation of revenue

The tables below present disaggregated revenue from contracts with customers by business segment (refer to Note 33 “Segment Information”), sector and nature of contract. The Company believes that the below disaggregation best depicts the nature, amount, timing and uncertainty of revenue and cash flows from economic factors.

Effective April 1, 2023, the Company reorganized its segments by merging the India State Run Enterprises (“ISRE”) segment as part of its APMEA SMU within IT Services segment.

Information on disaggregation of revenues for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	260,143	₹	277,024	₹	255,435	₹	106,227	₹	898,829	₹	-	₹	898,829
Sale of products		-		-		-		-		-		6,047		6,047
	₹	260,143	₹	277,024	₹	255,435	₹	106,227	₹	898,829	₹	6,047	₹	904,876
B. Revenue by sector
Banking, Financial Services and Insurance	₹	4,611	₹	171,085	₹	102,741	₹	36,408	₹	314,845
Health		82,992		213		17,896		4,100		105,201
Consumer		109,398		4,087		38,010		18,270		169,765
Technology and Communications (1)		62,240		28,542		32,289		21,066		144,137
Energy, Manufacturing and Resources (1)		902		73,097		64,499		26,383		164,881
	₹	260,143	₹	277,024	₹	255,435	₹	106,227	₹	898,829	₹	6,047	₹	904,876
C. Revenue by nature of contract
Fixed price and volume based	₹	150,188	₹	141,397	₹	146,280	₹	63,339	₹	501,204	₹	-	₹	501,204
Time and materials		109,955		135,627		109,155		42,888		397,625		-		397,625
Products		-		-		-		-		-		6,047		6,047
	₹	260,143	₹	277,024	₹	255,435	₹	106,227	₹	898,829	₹	6,047	₹	904,876

Information on disaggregation of revenues for the year ended March 31, 2024 is as follows:

	IT Services										IT Products		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	-	₹	893,476
Sale of products		-		-		-		-		-		4,127		4,127
	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	4,127	₹	897,603
B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,462	₹	165,002	₹	95,475	₹	35,762	₹	298,701
Health		95,496		162		17,699		4,954		118,311
Consumer		102,439		5,351		43,035		16,387		167,212
Technology and Communications (1)		66,326		25,220		30,961		19,651		142,158
Energy, Manufacturing and Resources (1)		1,408		73,652		66,647		25,387		167,094
	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	4,127	₹	897,603
C. Revenue by nature of contract
Fixed price and volume based	₹	150,253	₹	140,676	₹	149,007	₹	62,011	₹	501,947	₹	-	₹	501,947
Time and materials		117,878		128,711		104,810		40,130		391,529		-		391,529
Products		-		-		-		-		-		4,127		4,127
	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	4,127	₹	897,603

Information on disaggregation of revenues for the year ended March 31, 2025 is as follows:

	IT Services										IT Products		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	281,806	₹	271,965	₹	240,187	₹	94,234	₹	888,192	₹	-	₹	888,192
Sale of products		-		-		-		-		-		2,692		2,692
	₹	281,806	₹	271,965	₹	240,187	₹	94,234	₹	888,192	₹	2,692	₹	890,884
B. Revenue by sector
Banking, Financial Services and Insurance	₹	1,240	₹	172,817	₹	91,965	₹	38,231	₹	304,253
Health		108,305		236		13,982		3,272		125,795
Consumer		103,875		6,659		43,435		15,344		169,313
Technology and Communications (1)		64,907		24,255		31,804		14,933		135,899
Energy, Manufacturing and Resources (1)		3,479		67,998		59,001		22,454		152,932
	₹	281,806	₹	271,965	₹	240,187	₹	94,234	₹	888,192	₹	2,692	₹	890,884
C. Revenue by nature of contract
Fixed price and volume based	₹	144,904	₹	137,385	₹	142,241	₹	56,390	₹	480,920	₹	-	₹	480,920
Time and materials		136,902		134,580		97,946		37,844		407,272		-		407,272
Products		-		-		-		-		-		2,692		2,692
	₹	281,806	₹	271,965	₹	240,187	₹	94,234	₹	888,192	₹	2,692	₹	890,884

(1) Effective October 1, 2024, the Company has reorganized its sectors by merging “Technology” and “Communications” into “Technology and Communications” sector, and by merging “Energy, Natural Resources and Utilities” and “Manufacturing” into “Energy, Manufacturing and Resources” sector. Comparative period disaggregation of revenue has been restated to give effect to this change.